UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------


                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)



                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)



                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)



                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: AUGUST 31, 2005
                         ---------------



Date of reporting period:  NOVEMBER 30, 2004
                           -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.
Portfolio 21
Schedule of Investments at November 30, 2004 (Unaudited)


          Shares                                                                                         Value
          ------                                                                                         -----
COMMON STOCKS: 89.1%
BANKS: 8.2%
           46,000        Bayer Hypo-und Vereinsbank AG (Germany) *<F1>                               $ 1,025,867
           38,000        Dexia (Belgium)                                                                 809,578
           41,000        ForeningsSparbanken AB (Sweden)                                               1,008,359
          225,000        UniCredito Italiano SpA (Italy)                                               1,241,001
           76,000        Westpac Banking Corp. (Australia)                                             1,093,274
                                                                                                     -----------
                                                                                                       5,178,079
                                                                                                     -----------

CAPITAL GOODS: 12.2%
           16,000        Atlas Copco AB (Sweden)                                                         703,793
           11,625        Ballard Power Systems, Inc. (Canada) *<F1> #<F2>                                 78,120
           33,000        IMPCO Technologies, Inc. (United States) *<F1>                                  219,120
           83,000        Mitsubishi Electric Corp. (Japan)                                               407,753
           10,600        Plug Power, Inc. (United States) *<F1>                                           62,646
           17,100        Quantum Fuel Systems Technologies Worldwide, Inc. (United States) *<F1>         106,191
           17,000        Siemens AG (Germany)                                                          1,361,280
           70,000        Skanska AB (Sweden)                                                             821,785
           31,075        SKF AB (Sweden)                                                               1,320,719
          100,000        Tomra Systems ASA (Norway)                                                      537,516
           20,000        Trex Co., Inc. (United States) *<F1>                                            939,000
           41,900        Vestas Wind Systems AS (Denmark) *<F1>                                          485,344
            7,500        Volvo AB (Sweden)                                                               305,940
            8,150        Volvo AB - Sponsored ADR (Sweden)                                               331,705
                                                                                                     -----------
                                                                                                       7,680,912
                                                                                                     -----------

COMMERCIAL SERVICES & SUPPLIES: 1.0%
           26,800        Herman Miller, Inc. (United States)                                             658,288
                                                                                                     -----------

CONSUMER DURABLES & APPAREL: 5.8%
           62,000        Electrolux AB (Sweden)                                                        1,363,599
            6,655        Electrolux AB - Sponsored ADR (Sweden)                                          293,619
           30,000        Interface, Inc. (United States) *<F1>                                           297,000
           24,000        Koninklijke Philips Electronics NV - New York Shares (Netherlands)              617,760
           29,600        Sony Corp. - Sponsored ADR (Japan)                                            1,076,256
                                                                                                     -----------
                                                                                                       3,648,234
                                                                                                     -----------
DIVERSIFIED FINANCIALS: 4.3%
           10,300        Deutsche Bank AG (Germany)                                                      872,688
            2,600        Deutsche Bank AG - Global Registered Shares (Germany)                           220,480
           20,100        UBS AG - Global Registered Shares (Switzerland)                               1,628,100
                                                                                                     -----------
                                                                                                       2,721,268
                                                                                                     -----------

FOOD & STAPLES RETAILING: 4.1%
           75,000        Boots Group (United Kingdom)                                                    904,618
           25,000        United Natural Foods, Inc. (United States) *<F1>                                703,250
            9,800        Whole Foods Market, Inc. (United States)                                        889,546
           10,187        Wild Oats Markets, Inc. (United States) *<F1>                                    72,939
                                                                                                     -----------
                                                                                                       2,570,353
                                                                                                     -----------

HEALTH CARE EQUIPMENT & SERVICES: 2.0%
           39,000        Baxter International, Inc. (United States)                                    1,234,350
                                                                                                     -----------
HOUSEHOLD & PERSONAL PRODUCTS: 2.2%
           16,000        Henkel KGaA (Germany)                                                         1,355,631
                                                                                                     -----------
INSURANCE: 5.9%
           90,000        Aviva Plc (United Kingdom)                                                      996,944
            1,500        Muenchener Rueckversicherungs AG (Germany)                                      170,351
           45,000        Sompo Japan Insurance, Inc. (Japan)                                             431,636
          112,000        Storebrand ASA (Norway)                                                         997,263
           16,600        Swiss Reinsurance (Switzerland)                                               1,110,897
                                                                                                     -----------
                                                                                                       3,707,091
                                                                                                     -----------

MATERIALS: 6.9%
           30,450        JM AB (Sweden)                                                                  794,141
           29,625        Novozymes A/S (Denmark)                                                       1,399,131
           70,000        Stora Enso Oyj (Finland)                                                      1,118,263
           25,030        Svenska Cellulosa (Sweden)                                                    1,041,483
                                                                                                     -----------
                                                                                                       4,353,018
                                                                                                     -----------
MEDIA: 0.4%
           60,000        EMI Group (United Kingdom)                                                      277,263
                                                                                                     -----------

PHARMACEUTICALS & BIOTECHNOLOGY: 4.5%
           62,200        Bristol-Myers Squibb Co. (United States)                                      1,461,700
           15,600        Novo-Nordisk A/S - Class B (Denmark)                                            828,852
           10,125        Novo-Nordisk A/S - Sponsored ADR (Denmark)                                      537,131
                                                                                                     -----------
                                                                                                       2,827,683
                                                                                                     -----------

REAL ESTATE: 1.9%
           75,000        British Land Co. (United Kingdom)                                             1,174,140
                                                                                                     -----------

RETAILING: 2.2%
            8,500        Hennes & Mauritz AB (Sweden)                                                    272,839
          200,000        Kingfisher Plc (United Kingdom)                                               1,101,025
                                                                                                     -----------
                                                                                                       1,373,864
                                                                                                     -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.6%
           31,000        Advanced Micro Devices, Inc. (United States) *<F1>                              659,680
           50,000        STMicroelectronics NV - New York Shares (Switzerland)                         1,000,000
                                                                                                     -----------
                                                                                                       1,659,680
                                                                                                     -----------

TECHNOLOGY HARDWARE & EQUIPMENT: 16.2%
           37,500        Agilent Technologies, Inc. (United States) *<F1>                                858,375
           25,500        Canon, Inc. (Japan)                                                           1,280,023
           30,150        Dell, Inc. (United States) *<F1>                                              1,221,678
           52,300        Hewlett-Packard Co. (United States)                                           1,046,000
           24,000        International Business Machines Corp. (United States)                         2,261,760
          120,000        Nokia OYJ - Sponsored ADR (Finland)                                           1,940,400
           23,500        Nortel Networks Corp. (Canada) *<F1> #<F2>                                       81,545
            4,110        Telefonaktiebolaget LM Ericsson - Sponsored ADR (Sweden) *<F1>                  136,658
          138,000        Toshiba Corp. (Japan)                                                           586,663
           51,000        Xerox Corp. (United States) *<F1>                                               781,320
                                                                                                     -----------
                                                                                                      10,194,422
                                                                                                     -----------

TELECOMMUNICATION SERVICES: 5.4%
          110,000        BT Group Plc (United Kingdom)                                                   408,966
          300,000        mmO2 (United Kingdom) *<F1>                                                     655,167
            2,000        Swisscom AG (Switzerland)                                                       786,097
            9,525        Swisscom AG - Sponsored ADR (Switzerland)                                       372,904
          315,000        Telstra Corp. (Australia)                                                     1,204,934
                                                                                                     -----------
                                                                                                       3,428,068
                                                                                                     -----------

TRANSPORTATION: 1.4%
              165        East Japan Railway (Japan)                                                      908,507
                                                                                                     -----------

UTILITIES: 1.9%
           69,000        Severn Trent (United Kingdom)                                                 1,173,193
                                                                                                     -----------

TOTAL COMMON STOCKS (cost $48,341,653)                                                                56,124,044
                                                                                                     -----------



SHORT-TERM INVESTMENTS: 11.0%
MONEY MARKET: 9.9%
        6,257,908        SEI Daily Income Trust Government Fund                                        6,257,908
                                                                                                     -----------

CERTIFICATES OF DEPOSIT: 1.1%
           97,310        Permaculture CD,
                         1.00%, 1/17/2005                                                                 97,310

          100,000        Self-Help Credit Union CD,
                         2.21%, 8/20/2005                                                                100,000

          285,000        ShoreBank Pacific CD,
                         2.07%, 8/18/2005                                                                285,000

           95,000        ShoreBank Pacific CD,
                         2.22%, 11/10/2005                                                                95,000

          100,000        Wainwright Bank & Trust CD,
                         1.44%, 1/15/2005                                                                100,000
                                                                                                     -----------
                                                                                                         677,310
                                                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS: (cost $6,935,218)                                                        6,935,218
                                                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES: 100.1% (cost $55,276,871)                                            63,059,262
Liabilities in excess of Other Assets: (0.1)%                                                             (1,947)
                                                                                                     -----------
NET ASSETS: 100.0%                                                                                   $63,057,315
                                                                                                     -----------
                                                                                                     -----------
     *<F1>  Non-income producing security.
     #<F2>  U.S. security of foreign company.



ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title)  /s/ Robert M. Slotky
                              -----------------------
                              Robert M. Slotky, President

     Date     January 28, 2005
           -----------------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------
                              Robert M. Slotky, President

     Date     January 28, 2005
           ----------------------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              ----------------------
                              Eric W. Falkeis, Treasurer

     Date     January 28, 2005
           ----------------------------------

* Print the name and title of each signing officer under his or her signature.